Derivatives - Notional contract amounts of derivatives held for hedging purposes by product type (Details) number in Millions, $ in Millions	Jun. 30, 2023 USD ($)	Jun. 30, 2023	Dec. 31, 2022 USD ($)	Dec. 31, 2022
Disclosure of detailed information about hedging instruments [line items]
Notional	400,153		315,513
Cash flow hedges
Disclosure of detailed information about hedging instruments [line items]
Notional	187,516		123,308
Fair value hedges
Disclosure of detailed information about hedging instruments [line items]
Notional	178,168		162,062
Hedges of net investment in foreign operations
Disclosure of detailed information about hedging instruments [line items]
Notional	34,469		30,143
Foreign exchange
Disclosure of detailed information about hedging instruments [line items]
Notional	55,396		38,924
Foreign exchange | Cash flow hedges
Disclosure of detailed information about hedging instruments [line items]
Notional	20,927		8,781
Foreign exchange | Fair value hedges
Disclosure of detailed information about hedging instruments [line items]
Notional	0		0
Interest rate
Disclosure of detailed information about hedging instruments [line items]
Notional	344,757	344,757	276,589	276,589
Interest rate | Cash flow hedges
Disclosure of detailed information about hedging instruments [line items]
Notional	166,589	166,589	114,527	114,527
Interest rate | Fair value hedges
Disclosure of detailed information about hedging instruments [line items]
Notional	178,168	178,168	162,062	162,062